Provisions and contingent liabilities - Summary of contingent liabilities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2015	Dec. 31, 2011
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	R$ 893,745		R$ 487,121
Tax
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	543,463		228,602
Tax | Federal Revenue of Brazil v. Company re. Brazilian Law 10,101/00
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities		R$ 131,785		R$ 129,444	R$ 107,614	R$ 49,818	R$ 19,545
Civil
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	335,644		232,775
Labor
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	R$ 14,638		R$ 25,744